Financial Instruments - Schedule of Fair Values Hierarchy (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Warrants [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,876)
Valuation techniques for determining fair value	Level 1 - Fair value is measured at trade market. Level 2 - Fair value is measured by using the binomial option pricing model.
Warrants [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (844)
Warrants [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	(1,032)
Warrants [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 646
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	646
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Forward contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 442
Valuation techniques for determining fair value	Fair value is measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Forward contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	442
Forward contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 14,261
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 14,261